Cover Page	May 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Registrant Name	ZoomInfo Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39310
Entity Tax Identification Number	87-3037521
Entity Address, Address Line One	805 Broadway Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	800
Local Phone Number	914-1220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001794515
Amendment Flag	false